SCHEDULE II - Condensed Financial Information Of Registrant Condensed Balance Sheets (Parent Company) (Parenthetical) (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Condensed Financial Statements, Captions [Line Items]
Common Shares, par value (USD per share)	$ 1.00	$ 1.00
Common Shares, authorized (shares)	900.0	900.0
Common Shares, issued (shares)	797.6	797.7
Common Shares, treasury shares (shares)	201.8	193.1
Parent Company
Condensed Financial Statements, Captions [Line Items]
Common Shares, par value (USD per share)	$ 1.00	$ 1.00
Common Shares, authorized (shares)	900.0	900.0
Common Shares, issued (shares)	797.6	797.7
Common Shares, treasury shares (shares)	201.8	193.1